UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811- 09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	November 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Real Estate Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended November 30, 2006

Total Return for the 12 Months Ended November 30, 2006
Class A	Class B	Class C	Class D	FTSE NAREIT Equity REIT Index[1]	Lipper Real Estate Funds Index[2]
39.68%	38.56%	38.63%	39.96%	36.93%	33.80%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12-month period under review was highly positive both for the direct real estate market as well as the public real estate securities market, with the latter rising nearly 37 percent according to the FTSE NAREIT Equity REIT Index. The very strong performance of the public securities market over the period may be attributed to the following factors: evidence of continued improvements in underlying real estate values in the direct real estate market; the stronger outlook for the recovery of property fundamentals, which has been supported by favorable earnings results by the public companies; and continued take-private activity and speculation. Real estate equities also rose sharply as a result of strong fund flows from both institutional and individual investors into the sector. These inflows were largely the result of what we believe to be the sectors' relative attractiveness over other areas of the equities market in terms of diversification benefits, low volatility, compelling yield and risk-adjusted return potential.

Among the major U.S. real estate investment trust (REIT) sectors, apartment and office stocks outperformed while retail stocks lagged. The favorable performance of the apartment stocks was due to strong reported earnings and their favorable forward outlook. The sector also benefited from upgraded views on underlying asset values due to transactional evidence, including takeover activity in the sector. The office sector posted strong returns due to continued evidence of strength in private market values, as observed in individual transactions as well as significant continued takeover activity. Office REITs also benefited from a recovery in this sector, though the recovery continues to be experienced unevenly across geographic markets. Fundamentals continued to remain strong in the retail sector; however, the retail REITs appeared to be hurt by investor concerns over the potential negative impact of higher interest rates, higher energy costs, and a weaker housing market on consumer spending. The performance of mall REITs, in particular, was negatively impacted by company-specific issues at two of the larger mall owners. Among the smaller REIT sectors, the health care and storage sectors performed in line, while the hotel sector underperformed.

Performance Analysis

Morgan Stanley Real Estate Fund outperformed both the FTSE NAREIT Equity REIT Index and the Lipper Real Estate Funds Index for the 12 months ended November 30, 2006, assuming no deduction of applicable sales charges.

The Fund's outperformance during the period was driven primarily by bottom-up stock selection, and top-down sector allocation was also favorable. The Fund's stock selection was especially strong in the mall and office sectors. Within the mall sector, the Fund benefited from its underweight to two of the weakest malls stocks relative to the FTSE NAREIT Equity REIT Index, which had company-specific issues. Favorable stock selection in the office sector was a result of the Portfolio's exposure to several office stocks which agreed to be taken private at premiums, as well as other owners of major urban office assets. This was slightly offset by stock selection in the industrial sector, where the Fund underweighted specific industrial companies relative to the FTSE NAREIT Equity REIT Index.

From a top-down perspective, the most significant favorable contributors to outperformance during the period were from the overweight to the apartment and office sectors and underweight to the mixed office/industrial sector. This was partially offset by the overweight to the mall and hotel sectors, which detracted from performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Simon Property Group, Inc.	9.4%
Boston Properties, Inc.	6.5
Host Hotels & Resorts Inc.	5.9
Brookfield Properties Corp. (Canada)	5.5
AvalonBay Communities, Inc.	5.3
Starwood Hotels & Resorts Worldwide, Inc.	5.1
Archstone-Smith Trust	4.2
Equity Office Properties Trust	4.2
Public Storage, Inc.	4.1
Equity Residential	3.9
PORTFOLIO COMPOSITION
Common Stocks	98.9%
Short-Term Paper	1.1

Data as of November 30, 2006. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are principally engaged in the U.S. real estate industry. A company is considered to be "principally engaged" in the U.S. real estate industry if (i) it derives at least 50 percent of its revenues or profits from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate; or (ii) it has at least 50 percent of the value of its assets invested in U.S. residential, commercial or industrial real estate. Companies primarily engaged in the real estate industry may include real estate investment trusts known as "REITs," which pool investor funds mostly for investment in commercial real estate properties. They also may include, among other businesses, real estate developers, brokers and operating companies, as well as companies whose products and services are significantly related to the real estate industry, such as building suppliers and mortgage lenders. In deciding which securities to buy, hold or sell, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers market, economic and political factors.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns—Period Ended November 30, 2006
Symbol	Class A Shares* (since 04/28/99) REFAX		Class B Shares** (since 04/28/99) REFBX		Class C Shares† (since 04/28/99) REFCX		Class D Shares†† (since 04/28/99) REFDX
1 Year	39.68% 32.35	[3] [4]	38.56% 33.56	[3] [4]	38.63% 37.63	[3] [4]	39.96% —	[3]
5 Years	25.60 24.25	[3] [4]	24.65 24.48	[3] [4]	24.66 24.66	[3] [4]	25.90 —	[3]
Since Inception	19.82 18.97	[3] [4]	18.88 18.88	[3] [4]	18.90 18.90	[3] [4]	20.12 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The FTSE NAREIT Equity REIT Index (formerly NAREIT Equity Index) measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is an unmanaged benchmark of real estate investment trusts. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Real Estate Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on November 30, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/06 – 11/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/06	11/30/06	06/01/06 – 11/30/06
Class A
Actual (27.69% return)	$1,000.00	$1,276.90	$8.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.44
Class B
Actual (27.22% return)	$1,000.00	$1,272.20	$12.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.94	$11.21
Class C
Actual (27.17% return)	$1,000.00	$1,271.70	$12.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.94	$11.21
Class D
Actual (27.79% return)	$1,000.00	$1,277.90	$6.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$6.17

*  Expenses are equal to the Fund's annualized expense ratios of 1.47%, 2.22%, 2.22% and 1.22% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Real Estate Fund

Portfolio of Investments  ■  November 30, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Home Building (1.0%)
47,050	Brookfield Homes Corp.	$1,717,325
	Hospital/Nursing Management (0.6%)
137,820	Tenet Healthcare Corp.*	977,144
	Hotels/Resorts/ Cruiselines (9.1%)
4,817	Gaylord Entertainment Co.*	235,551
159,354	Hilton Hotels Corp.	5,231,592
88,380	Morgans Hotel Group Co.*	1,293,883
131,910	Starwood Hotels & Resorts Worldwide, Inc.	8,464,665
		15,225,691
	Real Estate - Industrial/ Office (5.5%)
229,362	Brookfield Properties Corp. (Canada)	9,208,884
	Real Estate - Retail (1.9%)
53,790	Forest City Enterprises, Inc. (Class A)	3,133,805
	REIT - Diversified (2.4%)
32,090	Vornado Realty Trust	4,046,870
	REIT - Healthcare (3.4%)
15,950	Cogdell Spencer Inc.	348,986
26,146	Health Care Property Investors, Inc.	948,315
149,335	Senior Housing Properties Trust	3,267,450
93,770	Sunrise Senior Living Real Estate Investment Trust (Canada)	825,570
5,760	Universal Health Realty Income Trust	226,886
1,300	Windrose Medical Properties Trust	24,336
		5,641,543
	REIT - Industrial/Office (19.8%)
73,360	AMB Property Corp.	4,494,767
93,089	Boston Properties, Inc.	10,896,067

NUMBER OF SHARES		VALUE
41,177	Brandywine Realty Trust	$1,447,372
460	Douglas Emmett, Inc.*	12,098
144,210	Equity Office Properties Trust	6,950,922
7,710	Highwoods Properties, Inc.	314,568
4,620	Kilroy Realty Corp.	377,916
35,532	Liberty Property Trust	1,819,594
64,592	Mack-Cali Realty Corp.	3,529,307
480	Parkway Properties, Inc.	24,902
32,195	ProLogis	2,098,148
4,080	Reckson Associates Realty Corp.	197,390
37,300	Republic Property Trust	429,323
3,890	SL Green Realty Corp.	526,084
		33,118,458
	REIT - Lodging/Resorts (8.0%)
25,529	Hersha Hospiltality Trust	294,605
388,714	Host Hotels & Resorts Inc.	9,803,367
150,690	Legacy Hotels REIT (Canada)	1,232,978
98,495	Strategic Hotels & Resorts, Inc.	2,142,266
		13,473,216
	REIT - Residential (20.0%)
20,835	American Campus Communities, Inc.	618,800
116,061	Archstone-Smith Trust	6,961,339
67,208	AvalonBay Communities, Inc.	8,944,041
8,980	BRE Properties, Inc. (Class A)	580,467
38,781	Equity Lifestyle Properties, Inc.	2,015,449
123,703	Equity Residential	6,588,422
40,277	Essex Property Trust, Inc.	5,318,175
50,079	Post Properties, Inc.	2,395,779
		33,422,472
	REIT - Retail (22.0%)
26,795	Acadia Realty Trust	696,134
106,300	BPP Liquidating Trust††*	5,315
17,700	Cedar Shopping Centers Inc.	322,848
54,484	Federal Realty Investment Trust	4,640,947
61,731	General Growth Properties, Inc.	3,391,501
59,425	Macerich Co. (The)	5,079,055

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Portfolio of Investments  ■  November 30, 2006 continued

NUMBER OF SHARES		VALUE
5,300	Ramco-Gershenson Properties Trust	$195,994
72,250	Regency Centers Corp.	5,706,305
154,099	Simon Property Group, Inc.	15,715,016
19,586	Taubman Centers, Inc.	968,724
		36,721,839
	REIT - Specialty (1.3%)
16,300	Centracore Properties Trust	523,556
44,391	Plum Creek Timber Co., Inc.	1,654,009
		2,177,565
	REIT - Storage (4.1%)
70,623	Public Storage, Inc.	6,799,582

Total Common Stocks (Cost $79,286,508)	165,664,394

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (1.1%)
Repurchase Agreement
$1,913	Joint repurchase agreement account 5.295% due 12/01/06 (dated 11/30/06; proceeds $1,913,281 (a) (cost $1,913,000)	1,913,000

Total Investments (Cost $81,199,508) (b)	100.2%	167,577,394
Liabilities in Excess of Other Assets	(0.2)	(331,616)
Net Assets	100.0%	$167,245,778

  REIT  Real Estate Investment Trust.

  *  Non-income producing security.

  ††  A security with a total market value equal to $5,315 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (a)  Collateralized by federal agency and U.S. Treasury obligations.

  (b)  The aggregate cost for federal income tax purposes is $81,713,511. The aggregate gross unrealized appreciation is $86,399,467 and the aggregate gross unrealized depreciation is $535,584, resulting in net unrealized appreciation of $85,863,883.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF NET ASSETS
REIT - Retail	$36,721,839	22.0%
REIT - Residential	33,422,472	20.0
REIT - Industrial/Office	33,118,458	19.8
Hotels/Resorts/Cruiselines	15,225,691	9.1
REIT - Lodging/Resorts	13,473,216	8.0
Real Estate - Industrial/ Office	9,208,884	5.5
REIT - Storage	6,799,582	4.1
REIT - Healthcare	5,641,543	3.4
REIT - Diversified	4,046,870	2.4
Real Estate - Retail	3,133,805	1.9
REIT - Specialty	2,177,565	1.3
Repurchase Agreement	1,913,000	1.1
Home Building	1,717,325	1.0
Hospital/Nursing Management	977,144	0.6
	$167,577,394	100.2%

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2006

Assets:
Investments in securities, at value (cost $81,199,508)	$167,577,394
Receivable for:
Investments sold	218,815
Shares of beneficial interest sold	419,001
Dividends	121,339
Interest	281
Prepaid expenses and other assets	28,109
Total Assets	168,364,939
Liabilities:
Payable for:
Investments purchased	694,677
Shares of beneficial interest redeemed	139,578
Investment advisory fee	104,867
Distribution fee	97,131
Administration fee	10,487
Accrued expenses and other payables	72,421
Total Liabilities	1,119,161
Net Assets	$167,245,778
Composition of Net Assets:
Paid-in-capital	$54,021,893
Net unrealized appreciation	86,377,847
Dividends in excess of net investment income	(289,463)
Accumulated undistributed net realized gain	27,135,501
Net Assets	$167,245,778
Class A Shares:
Net Assets	$37,021,771
Shares Outstanding (unlimited authorized, $.01 par value)	1,830,375
Net Asset Value Per Share	$20.23
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$21.35
Class B Shares:
Net Assets	$94,389,591
Shares Outstanding (unlimited authorized, $.01 par value)	4,690,705
Net Asset Value Per Share	$20.12
Class C Shares:
Net Assets	$19,939,381
Shares Outstanding (unlimited authorized, $.01 par value)	990,921
Net Asset Value Per Share	$20.12
Class D Shares:
Net Assets	$15,895,035
Shares Outstanding (unlimited authorized, $.01 par value)	784,407
Net Asset Value Per Share	$20.26

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Statements continued

Statement of Operations

For the year ended November 30, 2006

Net Investment Income: Income
Dividends (net of $36,580 foreign withholding tax)	$2,822,299
Interest	114,552
Total Income	2,936,851
Expenses
Investment advisory fee	1,192,721
Distribution fee (Class A shares)	67,447
Distribution fee (Class B shares)	896,595
Distribution fee (Class C shares)	161,007
Transfer agent fees and expenses	246,740
Administration fee	119,272
Shareholder reports and notices	70,451
Professional fees	60,480
Registration fees	43,092
Custodian fees	23,960
Trustees' fees and expenses	1,985
Other	51,210
Total Expenses	2,934,960
Less: expense offset	(776)
Net Expenses	2,934,184
Net Investment Income	2,667
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	27,486,432
Capital gain distributions received	1,402,285
Foreign exchange transactions	2,996
Net Realized Gain	28,891,713
Net Change in Unrealized Appreciation/Depreciation on:
Investments	20,575,360
Net translation of other assets and liabilities denominated in foreign currencies	(4,072)
Net Appreciation	20,571,288
Net Gain	49,463,001
Net Increase	$49,465,668

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED NOVEMBER 30, 2006	FOR THE YEAR ENDED NOVEMBER 30, 2005
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,667	$1,380,808
Net realized gain	28,891,713	49,127,660
Net change in unrealized appreciation	20,571,288	(9,760,418)
Net Increase	49,465,668	40,748,050
Dividends and Distributions to Shareholders:
In excess of net investment income
Class A shares	(243,124)	(181,905)
Class B shares	(170,556)	(328,887)
Class C shares	(35,596)	(53,654)
Class D shares	(183,769)	(918,009)
From net realized gain
Class A shares	(6,132,120)	(937,896)
Class B shares	(24,565,285)	(8,590,969)
Class C shares	(4,014,619)	(1,164,677)
Class D shares	(4,147,979)	(5,416,036)
Total Dividends and Distributions	(39,493,048)	(17,592,033)
Net increase (decrease) from transactions in shares of beneficial interest	7,015,860	(85,285,545)
Net Increase (Decrease)	16,988,480	(62,129,528)
Net Assets:
Beginning of period	150,257,298	212,386,826
End of Period
(Including dividends in excess of net investment income of $289,463 and 85,032, $respectively)	$167,245,778	$150,257,298

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006 continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust ("REIT") may be redesignated as a reduction of cost of the related investment and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006 continued

the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of the daily net assets not exceeding $500 million; 0.75% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion and 0.70% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.26% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006 continued

average daily net assets of Class A; (ii) Class B — up to 1.0% of the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,074,377 at November 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended November 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $661, $149,040 and $2,271, respectively and received $112,639 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2006 aggregated $30,184,264 and $60,412,680, respectively. Included in the aforementioned transaction is a sale of $25,996 with another Morgan Stanley fund, including a realized gain of $6,001.

For the year ended November 30, 2006, the Fund incurred brokerage commissions of $1,608 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At November 30, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 81,500 Class D shares of beneficial interest of the Fund.

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006 continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest (See note 10)

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED NOVEMBER 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	588,190	$10,256,641	348,655	$6,249,309
Conversion from Class B	246,449	4,183,478	627,848	10,536,868
Reinvestment of dividends and distributions	391,852	5,895,996	58,038	1,008,323
Redeemed	(593,804)	(10,173,008)	(478,579)	(8,430,720)
Net increase — Class A	632,687	10,163,107	555,962	9,363,780
CLASS B SHARES
Sold	388,089	6,648,638	653,908	11,459,961
Conversion to Class A	(247,549)	(4,183,478)	(630,122)	(10,536,868)
Reinvestment of dividends and distributions	1,443,070	21,553,976	444,566	7,623,651
Redeemed	(1,738,876)	(29,291,249)	(2,203,171)	(38,678,267)
Net decrease — Class B	(155,266)	(5,272,113)	(1,734,819)	(30,131,523)
CLASS C SHARES
Sold	214,357	3,661,744	178,578	3,188,449
Reinvestment of dividends and distributions	247,254	3,696,926	64,322	1,103,967
Redeemed	(256,367)	(4,375,470)	(334,237)	(5,845,680)
Net increase (decrease) — Class C	205,244	2,983,200	(91,337)	(1,553,264)
CLASS D SHARES
Sold	186,284	3,127,111	283,870	4,911,964
Reinvestment of dividends and distributions	205,578	3,095,418	315,345	5,439,719
Redeemed	(418,301)	(7,080,863)	(3,874,438)	(73,316,221)
Net decrease — Class D	(26,439)	(858,334)	(3,275,223)	(62,964,538)
Net increase (decrease) in Fund	656,226	$7,015,860	(4,545,417)	$(85,285,545)

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006 continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2006	FOR THE YEAR ENDED NOVEMBER 30, 2005
Ordinary income	$1,679,048	$3,285,435
Long- term capital gains	37,814,000	14,306,598
Total distributions	$39,493,048	$17,592,033
As of November 30, 2006, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$343,924
Undistributed long-term gains	27,016,557
Net accumulated earnings	27,360,481
Temporary differences	(440)
Net unrealized appreciation	85,863,844
Total accumulated earnings	$113,223,885

As of November 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

Permanent differences, due to a dividend redesignation, a nondeductible expense and foreign currency gains, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2006:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$425,947	$(394,886)	$(31,061)

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006 continued

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2006 continued

10. Subsequent Event

Effective at the close of business on January 12, 2007, the Fund has suspended offering its shares to new investors, except as follows. The Fund will continue to offer shares (1) through certain retirement plan accounts, (2) to clients of registered investment advisers who currently offer shares of the Fund in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Fund are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley affiliates and their employees and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer shares to existing shareholders and, as market conditions permit, may recommence offering shares to other new investors in the future. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

Morgan Stanley Real Estate Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.72	$17.47	$13.58	$10.59	$11.39
Income (loss) from investment operations:
Net investment income‡	0.08	0.19	0.17	0.32	0.29
Net realized and unrealized gain (loss)	5.73	3.60	4.29	3.20	(0.17)
Total income from investment operations	5.81	3.79	4.46	3.52	0.12
Less dividends and distributions:
From net investment income	–	(0.20)	(0.18)	(0.32)	(0.28)
In excess of net investment income	(0.17)	–	–	–	–
From net realized gain	(5.13)	(1.34)	(0.39)	(0.21)	(0.64)
Total dividends and distributions	(5.30)	(1.54)	(0.57)	(0.53)	(0.92)
Net asset value, end of period	$20.23	$19.72	$17.47	$13.58	$10.59
Total Return†	39.68%	23.11%	33.84%	34.61%	0.88%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.45%	1.50%	1.62%	1.62%	1.63%
Net investment income	0.51%	1.04%	1.21%	2.77%	2.52%
Supplemental Data:
Net assets, end of period, in thousands	$37,022	$23,622	$11,210	$7,378	$6,401
Portfolio turnover rate	20%	21%	14%	23%	28%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.64	$17.40	$13.53	$10.55	$11.36
Income (loss) from investment operations:
Net investment income‡	(0.04)	0.05	0.07	0.24	0.20
Net realized and unrealized gain (loss)	5.69	3.59	4.26	3.19	(0.17)
Total income from investment operations	5.65	3.64	4.33	3.43	0.03
Less dividends and distributions:
From net investment income	–	(0.06)	(0.07)	(0.24)	(0.20)
In excess of net investment income	(0.04)	–	–	–	–
From net realized gain	(5.13)	(1.34)	(0.39)	(0.21)	(0.64)
Total dividends and distributions	(5.17)	(1.40)	(0.46)	(0.45)	(0.84)
Net asset value, end of period	$20.12	$19.64	$17.40	$13.53	$10.55
Total Return†	38.56%	22.18%	32.81%	33.64%	0.15%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.21%	2.26%	2.38%	2.37%	2.38%
Net investment income	(0.24)%	0.28%	0.45%	2.02%	1.77%
Supplemental Data:
Net assets, end of period, in thousands	$94,390	$95,184	$114,483	$108,680	$95,343
Portfolio turnover rate	20%	21%	14%	23%	28%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.64	$17.40	$13.53	$10.55	$11.36
Income (loss) from investment operations:
Net investment income‡	(0.04)	0.06	0.06	0.23	0.20
Net realized and unrealized gain (loss)	5.70	3.59	4.27	3.20	(0.17)
Total income from investment operations	5.66	3.65	4.33	3.43	0.03
Less dividends and distributions:
From net investment income	–	(0.07)	(0.07)	(0.24)	(0.20)
In excess of net investment income	(0.05)	–	–	–	–
From net realized gain	(5.13)	(1.34)	(0.39)	(0.21)	(0.64)
Total dividends and distributions	(5.18)	(1.41)	(0.46)	(0.45)	(0.84)
Net asset value, end of period	$20.12	$19.64	$17.40	$13.53	$10.55
Total Return†	38.63%	22.24%	32.83%	33.54%	0.15%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.18%	2.23%	2.38%	2.37%	2.38%
Net investment income	(0.22)%	0.31%	0.45%	2.02%	1.77%
Supplemental Data:
Net assets, end of period, in thousands	$19,939	$15,434	$15,261	$12,359	$9,129
Portfolio turnover rate	20%	21%	14%	23%	28%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.75	$17.48	$13.59	$10.59	$11.40
Income (loss) from investment operations:
Net investment income‡	0.13	0.23	0.21	0.34	0.30
Net realized and unrealized gain (loss)	5.73	3.62	4.28	3.22	(0.16)
Total income from investment operations	5.86	3.85	4.49	3.56	0.14
Less dividends and distributions:
From net investment income	–	(0.24)	(0.21)	(0.35)	(0.31)
In excess of net investment income	(0.22)	–	–	–	–
From net realized gain	(5.13)	(1.34)	(0.39)	(0.21)	(0.64)
Total dividends and distributions	(5.35)	(1.58)	(0.60)	(0.56)	(0.95)
Net asset value, end of period	$20.26	$19.75	$17.48	$13.59	$10.59
Total Return†	39.96%	23.50%	34.13%	34.92%	1.14%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.21%	1.26%	1.38%	1.37%	1.38%
Net investment income	0.76%	1.28%	1.45%	3.02%	2.77%
Supplemental Data:
Net assets, end of period, in thousands	$15,895	$16,017	$71,433	$58,930	$33,652
Portfolio turnover rate	20%	21%	14%	23%	28%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Real Estate Fund (the "Fund"), including the portfolio of investments, as of November 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Real Estate Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 24, 2007

Morgan Stanley Real Estate Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later further adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	4,294,383	205,664	0	0
Kathleen A. Dennis	4,298,692	201,355	0	0
James F. Higgins	4,303,969	196,078	0	0
Joseph J. Kearns	4,300,596	199,451	0	0
Michael F. Klein	4,302,345	197,702	0	0
W. Allen Reed	4,288,949	211,098	0	0
Fergus Reid	4,298,313	201,734	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting purchases of securities on margin	3,587,835	160,487	174,202	577,523
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	3,607,452	142,508	172,564	577,523
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	3,607,520	146,837	168,167	577,523

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding borrowing money	3,592,829	169,858	159,837	577,523
Modify fundamental policy regarding loans	3,600,070	160,120	162,334	577,523
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	3,597,537	149,456	175,531	577,523
Modify fundamental policy regarding issuance of senior securities	3,614,872	144,298	163,354	577,523

Morgan Stanley Real Estate Fund

Results of Special Shareholder Meeting (unaudited) continued

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	3,590,047	166,755	165,722	577,523

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006) formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	168	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	None.

Edwin J. Garn (74) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	173	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	173	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairman of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds. President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of GMAC (financial services), GMAC Insurance Holdings and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of November 30, 2006.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)
For the fiscal year ended November 30, 2006, 2.22% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that $248,193 of the Fund's ordinary dividends paid during the fiscal year ended November 30, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
During the fiscal year ended November 30, 2006, the Fund paid to its shareholders $5.08 per share from long-term capital gains.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY FUNDS

Morgan Stanley
Real Estate Fund

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

Annual Report

November 30, 2006

REFRPTRA07-00034P-Y 11/06

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

	Registrant		Covered Entities(1)
Audit Fees	$31,200		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,162,000	(2)
Tax Fees	$6,480	(3)	$1,389,000	(4)
All Other Fees	$—	(5)	$—	(5)
Total Non-Audit Fees	$7,011		$6,551,000

Total	$38,211		$6,551,000

2005

	Registrant		Covered Entities(1)
Audit Fees	$30,448		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$3,215,745	(2)
Tax Fees	$5,998	(3)	$24,000	(4)
All Other Fees	$—	(5)	$—	(5)
Total Non-Audit Fees	$6,538		$3,239,745

Total	$36,986		$3,239,745

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007